UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09945

                           IXIS Advisor Funds Trust IV
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM I SCHEDULE OF INVESTMENTS

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                AEW REAL ESTATE FUND -- SCHEDULE OF INVESTMENTS

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Investments as of October 31, 2005 (Unaudited)

  Shares       Description                       Value (+)(c)
----------------------------------------------------------------
Common Stocks  -- 98.7% of Total Net Assets

                Lodging & Gaming  -- 3.4%
                Hotels & Motels  -- 3.4%
      102,000   Hilton Hotels Corp              $     1,983,900
       30,200   Starwood Hotels & Resorts
                Worldwide, Inc.                       1,764,586
                                                ----------------
                                                      3,748,486
                                                ----------------

                Real Estate  -- 2.3%
                Office  -- 2.3%
       85,000   Brookfield Properties Corp.           2,490,500
                                                ----------------

                Real Estate Investment Trusts  -- 93.0%
                REITs - Apartments  -- 18.9%
       34,000   Apartment Investment &
                Management Co., Class A               1,305,600
      110,000   Archstone Smith Trust                 4,462,700
       68,500   AvalonBay Communities, Inc.           5,908,125
       52,000   Camden Property Trust                 2,930,200
      125,000   Equity Residential Properties
                Trust                                 4,906,250
       60,000   United Dominion Realty Trust,
                Inc.                                  1,327,800
                                                ----------------
                                                     20,840,675
                                                ----------------
                REITs - Diversified  -- 5.6%
       27,500   iStar Financial, Inc.                 1,013,925
       23,500   PS Business Parks, Inc.               1,093,690
       31,900   Spirit Finance Corp.                    357,918
       46,000   Vornado Realty Trust                  3,726,000
                                                ----------------
                                                      6,191,533
                                                ----------------
                REITs - Healthcare  -- 2.2%
       42,500   Healthcare Realty Trust, Inc.         1,608,200
       68,000   Omega Healthcare Investors, Inc.        835,720
                                                ----------------
                                                      2,443,920
                                                ----------------
                REITs - Hotels  -- 0.2%
       15,000   Strategic Hotel Capital, Inc.           254,850
                                                ----------------
                REITs - Industrial  -- 13.9%
       62,000   AMB Property Corp.                    2,739,160
       42,000   Duke Realty Corp.                     1,432,200
       20,000   First Potomac Realty Trust              506,800
       98,000   Liberty Property Trust                4,085,620
      152,001   ProLogis Trust                        6,536,041
                                                ----------------
                                                     15,299,821
                                                ----------------
                REITs - Lodging/Resorts  -- 3.8%
       16,000   Hospitality Properties Trust            635,200
      212,000   Host Marriott Corp.                   3,559,480
                                                ----------------
                                                      4,194,680
                                                ----------------
                REITs - Manufactured Homes  -- 0.2%
        9,000   Sun Communities, Inc.                   274,320
                                                ----------------
                REITs - Office  -- 17.6%
       35,000   BioMed Realty Trust, Inc.               875,350
       84,000   Boston Properties, Inc.               5,814,480
       49,000   Brandywine Realty Trust, Inc.         1,342,600
       22,500   CarrAmerica Realty Corp.                740,925
       31,400   Corporate Office Properties
                Trust V                               1,091,464
       59,000   Equity Office Properties Trust        1,817,200
       63,000   Highwoods Properties, Inc.            1,777,230
       37,000   Kilroy Realty Corp.                   2,077,550
       49,500   Prentiss Properties Trust             1,953,270

  Shares        Description                       Value(+)(c)
----------------------------------------------------------------
                REITs - Office - continued
       84,000   Trizec Properties, Inc.         $     1,869,000
                                                ----------------
                                                     19,359,069
                                                ----------------
                REITs - Regional Malls  -- 13.5%
       82,000   General Growth Properties, Inc.       3,483,360
       12,500   Macerich Co. (The)                      803,375
      111,400   Simon Property Group, Inc.            7,978,468
       80,000   Taubman Centers, Inc.                 2,637,600
                                                ----------------
                                                     14,902,803
                                                ----------------
                REITs - Self Storage  -- 4.1%
       51,000   Public Storage, Inc.                  3,376,200
       20,000   Shurgard Storage Centers, Inc.,
                Class A                               1,128,600
                                                ----------------
                                                      4,504,800
                                                ----------------
                REITs - Shopping Centers  -- 13.0%
       78,500   Developers Diversified Realty
                Corp.                                 3,428,880
       41,500   Federal Realty Investment Trust       2,516,975
       75,000   Kimco Realty Corp.                    2,221,500
       44,700   Kite Realty Group Trust                 660,666
       33,500   Pan Pacific Retail Properties,
                Inc.                                  2,127,250
       26,200   Realty Income Corp.                     583,474
       49,900   Regency Centers Corp.                 2,777,933
                                                ----------------
                                                     14,316,678
                                                ----------------
                Total Real Estate Investment
                Trusts                              102,583,149
                                                ----------------
                Total Common Stocks
                (Identified Cost $80,285,663)       108,822,135
                                                ----------------

   Principal
    Amount
--------------------------------------------------------------------------------
Short-Term Investment  --  0.9%
$   1,007,772   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 10/31/2005
                at 1.75% to be repurchased at
                $1,007,821 on 11/01/2005,
                collateralized by $845,000 U.S.
                Treasury Bond, 6.375%, due
                8/15/2027 valued at $1,030,685(b)
                (Identified cost $1,007,772)                  1,007,772
                                                        ----------------
                Total Investments -- 99.6%
                (Identified Cost $81,293,435) (a)           109,829,907
                 Other Assets Less Liabilities-- 0.4%           462,021
                                                        ----------------
                Total Net Assets -- 100%                $   110,291,928
                                                        ================

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally

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           AEW REAL ESTATE FUND -- SCHEDULE OF INVESTMENTS (continued)

--------------------------------------------------------------------------------

Investments as of October 31, 2005 (Unaudited)

    valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment advisor, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):
    At October 31, 2005, the net unrealized appreciation on  investments based on cost of $81,293,435 for federalncome tax
    purposes was as follows:
    Aggregate gross unrealized appreciation for
    all investments in which there is an excess
    of value over tax cost.                                     $   28,742,981
    Aggregate gross unrealized depreciation for
    all investments in which there is an excess
    of tax cost over value.                                           (206,509)
                                                                --------------
    Net unrealized appreciation                                 $   28,536,472
                                                                ==============

(b) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

REITs    Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  IXIS Advisor Funds Trust IV

                                  By: /s/ John T. Hailer
                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ John T. Hailer
                                  Name:    John T. Hailer
                                  Title:   President and Chief Executive Officer
                                  Date:    December 20, 2005


                                  By:/s/ Michael C. Kardok
                                  Name:    Michael C. Kardok
                                  Title:   Treasurer
                                  Date:    December 20, 2005